Consolidated Statements of Operations (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Consolidated Statements Of Operations [Abstract]
Merchant banking products and services	$ 249,581	$ 1,078,745	$ 1,580,935
Metals	143,572
Plastics	98
Steel products	23,898
Minerals, chemicals and alloys	57,768
Natural gas	8,931
Royalties	8,868
Power/electricity	4,215
Fees	2,231
Credit losses on loans and receivables due from a former consolidated entity	8,585	11,296
Underpayment of resource property royalties from prior years	5,619
Reclassification adjustment for exchange differences to statements of operations resulted from disposal of subsidiaries	$ 11,306	$ 560	$ (143)